1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2021 (Unaudited)

		Maturity	Principal
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (47.83%)
Residential (33.97%)
Alternative Loan Trust, Series 2007-21CB, Class 2A2(b)	28.40% - 1M US L	09/25/37	$39,405	$53,997
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M US L + 0.50%	09/25/37	1,161,979	479,316
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(c)	5.60% - 1M US L	09/25/37	1,074,095	269,061
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(d)	1.57%	08/28/54	2,216,101	606,990
Banc of America Funding , Series 2007-5, Class CA8(b)(c)	5.35% - 1M US L	07/25/37	3,326,122	687,509
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A2(b)(e)	1M US L + 0.25%	07/25/36	375,056	425,313
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(e)	1M US L + 0.23%	01/25/37	1,066,067	1,221,393
Bellemeade Re, Ltd., Series 2021-1A, Class M2(b)(d)	30D US SOFR + 4.85%	03/25/31	500,000	545,100
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)(d)	1M US L + 1.75%	05/25/22	1,000,000	968,400
Citicorp Residential Mortgage Trust, Series 2006-2, Class M2(e)(f)	5.23%	09/25/36	2,000,000	2,061,600
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	272,664	182,412
Domi BV, Series 2020-1, Class F(b)	3M EUR L + 6.50%	04/15/52	€500,000	589,331
Domi BV, Series 2020-1, Class X1(b)	3M EUR L + 4.95%	04/15/52	278,559	334,440
Domi BV, Series 2020-1, Class X2(b)	3M EUR L + 6.75%	04/15/52	500,000	604,574
Domi BV, Series 2021-1, Class E(b)	6.50% - 3M EUR L	06/15/26	411,000	491,207
Domi BV, Series 2021-1, Class X2(b)	6.50% - 3M EUR L	06/15/26	411,000	491,207
Eagle RE, Ltd., Series 2021-1, Class M2(b)(d)(e)	30D US SOFR + 4.45%	10/25/33	$500,000	531,050
Finance Ireland Rmbs, Series 3, Class F(b)	4.23% - 3M EUR L	06/24/61	€420,000	499,472
Finsbury Square PLC, Series 2019-3, Class X(b)	3M SONIA IR + 3.90%	12/16/69	£134,529	187,277
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)	1M US L + 0.75%	11/25/36	$1,948,939	1,576,497
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	124,214	125,717
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M US L + 1.20%	08/25/37	547,743	330,070
GSAMP Trust, Series 2005-WMC1, Class M2(b)(e)	1M US L + 0.78%	09/25/35	721,789	670,975
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 2.48%	12/25/35	213,793	239,362
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.56%	02/25/36	824,873	842,361
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)	1M US L + 0.32%	07/25/36	1,074,904	1,243,772
JP Morgan Mortgage Trust, Series 2005-A5, Class TB1(b)	2.61%	08/25/35	148,647	146,283
JP Morgan Resecuritization Trust, Series 2015-3, Class 3A2(d)(f)	5.47%	09/26/37	397,446	358,615
Jubilee Place BV, Series 2021-1, Class X(b)	5.00% - 3M EUR L	07/17/58	€415,062	496,062
Lanebrook Mortgage Transaction PLC, Series 2020-1, Class E(b)(d)	3M SONIA IR + 5.00%	09/12/24	£500,000	746,504
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)	0.84% - 3M EUR L	06/15/45	€500,000	432,983
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M US L + 0.32%	10/25/36	$862,225	471,723
Merrill Lynch Mortgage Investors Trust HE1, Series 2006-HE1, Class M2(b)	1M US L + 0.60%	12/25/36	2,000,000	1,912,400
Miravet SARL, Series 2019-1, Class E(b)(e)	3M EUR L + 3.00%	05/26/65	€500,000	536,424
Miravet SARL - Compartment, Series 2020-1, Class E(b)(e)	3M EUR L + 4.00%	05/26/65	1,000,000	1,119,468
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M US L + 0.47%	04/25/37	$1,038,353	1,617,754
New Century Home Equity Loan Trust, Series 2004-A, Class MI1(b)	4.20%	08/25/34	713,388	734,147
New Century Home Equity Loan Trust, Series 2005-2, Class M6(b)	1M US L + 1.02%	06/25/35	303,001	305,213
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)	1M US L + 0.83%	08/25/36	1,272,286	1,240,479
Polaris PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	12/23/58	£366,000	510,015
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.68%	11/25/35	$388,617	298,769
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(f)	3.63%	01/25/36	388,298	367,835
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)	1M US L + 0.19%	05/25/46	932,685	983,796
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)	1M US L + 0.65%	07/25/36	621,199	465,216
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)	1M US L + 0.70%	07/25/36	915,816	699,775
Residential Mortgage Securities 31 PLC, Series 2018-31, Class F2(b)	3M GBP L + 4.00%	09/20/21	£509,000	706,524
Residential Mortgage Securities 32 PLC, Series 2020-32X, Class F1(b)	3M SONIA IR + 6.50%	06/20/70	500,000	767,076
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(e)	1M US L + 0.83%	12/25/35	$674,285	684,197
Stratton Mortgage Funding, Series 2021-2X, Class X(b)	3M SONIA IR + 4.00%	07/20/60	£799,695	1,107,247

		Maturity	Principal
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Stratton Mortgage Funding PLC, Series 2021-3, Class X2(b)	3M SONIA IR + 3.50%	06/12/24	£507,000	$696,630
SYON 2020-2, Class B	6.27%	12/17/27	1,135,426	1,708,458
Tower Bridge Funding PLC, Series 2020-1, Class X(b)	3M SONIA IR + 5.25%	09/20/63	87,104	120,943
Tower Bridge Funding PLC, Series 2021-1, Class X(b)	3M SONIA IR + 4.50%	04/21/24	242,409	337,793
Triangle Re, Ltd., Series 2021-2, Class M1C(b)(d)	1M US L + 4.50%	10/25/33	$500,000	525,100
Twin Bridges PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	03/12/26	£363,000	493,573
				$36,849,405
Commercial (13.86%)
Ashford Hospitality Trust, Series 2018-ASHF, Class D(b)(d)	1M US L + 2.10%	04/16/35	$554,000	557,823
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)(d)	1M US L + 4.00%	06/15/21	1,194,000	1,136,927
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)	1M US L + 4.00%	06/15/26	2,000,000	2,005,600
BFLD Trust, Series 2021-FPM, Class D(b)(d)	1M US L + 4.65%	06/15/26	500,000	501,550
BPR Trust, Series 2021-WILL, Class E(b)(d)	1M US L + 6.75%	06/15/23	500,000	502,800
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F(b)(d)	1M US L + 2.55%	11/15/21	526,000	528,630
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G(b)(d)	1M US L + 2.99%	11/15/21	1,524,000	1,487,272
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(d)	3.60%	07/15/24	1,000,000	876,200
Commercial Mortgage Trust, Series 2014-FL5, Class KH2(b)(d)	1M US L + 4.50%	08/15/31	693,207	590,334
Commercial Mortgage Trust, Series 2015-CR24, Class D(b)	3.46%	08/12/25	274,000	251,176
Great Wolf Trust, Series 2019-WOLF, Class D(b)(d)	1M US L + 1.93%	12/15/24	750,000	749,250
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class B(d)	3.20%	10/05/21	750,000	750,000
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class C(d)	3.55%	10/05/21	750,000	751,725
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class D(b)(d)	4.01%	10/05/21	652,000	644,632
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class D(b)(d)	1M US L + 2.14%	10/15/32	500,000	487,550
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(d)	1M US L + 4.02%	10/15/32	504,000	477,540
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(d)	3.59%	10/15/23	560,000	506,968
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D(b)(d)	4.65%	07/17/24	526,000	508,852
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(d)	4.53%	09/15/30	1,500,000	782,850
SLIDE, Series 2018-FUN, Class D(b)(d)	1M US L + 2.10%	06/15/21	943,706	938,988
				$15,036,667

TOTAL MORTGAGE-BACKED SECURITIES (Cost $46,362,165)				$51,886,072

ASSET-BACKED SECURITIES (42.51%)
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE7, Class M2(b)	1M US L + 0.69%	11/25/35	505,052	518,233
AutoFlorence 1 Srl, Series 2019-1, Class E(b)	4.50% - 1M EUR L	12/25/42	€334,422	405,715
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)	5.25%	01/31/39	700,000	832,454
BL Consumer Credit 2021, Series 2021-1, Class G	5.80%	09/25/38	410,000	503,922
Brignole Co. 2021 SRL, Series 2021-2021, Class F(b)	1M EUR L + 5.90%	07/24/36	424,000	504,229
CFG Investments, Ltd., Series 2021-1, Class A(d)	4.70%	11/20/24	$1,350,000	1,402,650
CFG Investments, Ltd., Series 2021-1, Class B(d)	5.82%	10/20/25	1,196,000	1,210,711
CFG Investments, Ltd., Series 2021-1, Class C(d)	7.48%	05/20/26	500,000	516,750
CIG Auto Receivables Trust 2020-1, Series 2020-1A, Class E(d)(e)	4.43%	02/12/27	1,150,000	1,188,640
Countrywide Asset-Backed Certificates, Series 2005-2, Class M6(b)	1M US L + 2.03%	08/25/35	520,741	539,487
CPS Auto Trust, Series 2018-C, Class E(d)	6.07%	09/15/25	500,000	524,250
CPS Auto Trust, Series 2021-C, Class E(d)(e)	3.21%	09/15/25	499,000	499,898
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(d)	4.37%	06/17/24	1,108,000	1,111,989

		Maturity	Principal
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
Dowson PLC, Series 2021-1, Class E(b)	1M SONIA IR + 4.45%	03/20/28		£363,000	$512,293
Dowson PLC, Series 2021-1, Class F(b)	1M SONIA IR + 6.45%	03/20/28		363,000	509,417
E-Carat 11 PLC, Series 2020-11, Class G	1M SONIA IR + 5.00%	01/18/24		431,333	605,732
Exeter Automobile Receivables Trust 2019-1, Series 2019-1A, Class E(d)	5.20%	03/15/23		$480,000	511,824
Exeter Automobile Receivables Trust 2020-2, Series 2020-2A, Class E(d)	7.19%	07/15/24		832,000	938,413
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		€1,400,000	1,664,907
Freed ABS Trust, Series 2020-FP1, Class C(d)	4.37%	03/18/27		$500,000	512,100
Frontline Re, Ltd., Series B(b)(d)(g)	3M T-Bill + 0.50%	07/06/22		463,724	44,464
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		€500,000	615,488
FTA Santander Consumo 4, Series 2021-4, Class F	6.50%	09/18/32		450,000	544,864
GLS Auto Receivables Issuer Trust 2020-2, Series 2020-2A, Class D(d)(e)	7.48%	04/15/27		$1,560,000	1,758,276
Hertz Vehicle Financing LLC, Series 2021-1A, Class D(d)(e)	3.98%	12/25/24		5,000,000	5,051,000
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)	3M US L + 1.15%	03/27/42		2,000,000	1,745,000
Latitude Australia Credit Card Master Trust, Series 2017-2, Class E(b)	5.01%	08/22/23	AUD	502,000	374,102
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(d)(g)	N/A(h)	02/15/26		$1,296	503,721
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)(e)	1M US L + 0.50%	07/27/37		1,846,000	1,509,474
National Collegiate Student Loan Trust, Series 2007-1, Class A4(b)(e)	1M US L + 0.31%	10/25/33		1,612,548	1,536,436
NOW Trust, Series 2021-1, Class F(b)	1M BBSW + 6.40%	06/14/29	AUD	700,000	514,978
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(c)(d)(g)	N/A(h)	05/17/27		$510,470	470,938
SAFCO Mezz WH 2021(g)	9.00%	12/31/49		877,040	877,040
Silk Finance No 5, Series 2020-5, Class D(e)	7.25%	02/25/35		€500,000	619,402
SoFi Consumer Loan Program , Series 2020-1, Class R1(d)(g)	N/A(h)	01/25/29		$14,000	373,406
SoFi Consumer Loan Program LLC, Series 2017-4, Class R2(d)(g)	N/A(h)	05/26/26		9,390	342,830
SoFi Professional Loan Program, Series 2020-A, Class R1(d)(g)	N/A(h)	05/15/46		10,000	502,597
Sofi Professional Loan Program , Series 2018-D, Class R1(d)(g)	N/A(h)	02/25/48		21,839	372,626
SoFi Professional Loan Program , Series 2020-B, Class R1(d)(g)	N/A(h)	05/15/46		10,000	750,828
SoFi Professional Loan Program , Series 2021-A, Class R1(d)(g)	N/A(h)	08/17/43		19,142	508,543
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(d)(g)	N/A(h)	09/25/40		16,181	422,347
SoFi Professional Loan Program LLC, Series 2019-B, Class R1(d)(g)	N/A(h)	08/17/48		56,770	1,067,534
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(d)(g)	N/A(h)	06/15/48		32,016	547,841
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)	1M US L + 0.75%	10/25/35		968,847	1,000,043
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(e)	1M US L + 0.68%	11/25/35		1,225,109	1,276,932
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)	1M US L + 0.31%	09/25/36		860,000	548,422
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT(d)(g)	N/A(h)	07/20/27		500,000	561,143
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT(d)(g)	N/A(h)	07/20/27		1,000,000	1,122,285
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT(d)(g)	N/A(h)	08/20/27		450,000	519,098
Upstart Pass-Through Trust Series, Series 2021-ST5, Class CERT(d)(g)	N/A(h)	07/20/27		607,000	693,019
Upstart Securitization Trust, Series 2021-3, Class C(d)	3.28%	01/20/26		2,000,000	2,009,000
Upstart Securitization Trust, Series 2020-3, Class C(d)(e)	6.25%	11/20/30		1,250,000	1,352,500
Upstart Securitization Trust, Series 2021-2, Class CERT(g)	N/A(h)	06/20/31		240	232,998
Zip Master Trust, Series 2021-1, Class D(b)	1M BBSW + 3.70%	04/10/24	AUD	500,000	367,842
Zip Master Trust, Series 2021-1, Class E(b)	1M BBSW + 5.70%	04/10/24		500,000	367,841

TOTAL ASSET-BACKED SECURITIES (Cost $45,383,447)					$46,118,472

COLLATERALIZED LOAN OBLIGATIONS (22.12%)(b)(d)
ALM XVIII, Ltd., Series 2018-18A, Class DR	3M US L + 5.50%	01/15/28		$275,000	$275,440
Anchorage Capital CLO 3-R, Ltd., Series 2018-3RA, Class E	3M US L + 5.50%	01/28/31		551,000	536,178
Anchorage Capital CLO 6, Ltd., Series 2017-6A, Class ER	3M US L + 6.35%	07/15/30		700,000	696,360
Apex Credit CLO, Ltd., Series 2019-1A, Class D	3M US L + 7.10%	04/18/32		641,000	593,566
Apex Credit CLO, Ltd., Series 2020-1X, Class E1	3M US L + 7.56%	10/20/31		487,500	483,649
Barings CLO, Ltd. 2013-I, Series 2017-IA, Class ER(e)	3M US L + 5.20%	01/20/28		514,000	505,570
Carlyle Global Market Strategies CLO, Ltd., Series 2019-1A, Class ER(e)	3M US L + 6.94%	07/20/31		1,095,000	1,094,452
Carlyle Global Market Strategies CLO, Ltd., Series 2019-4A, Class ERR	3M US L + 7.29%	04/22/32		843,000	824,117
Dryden Senior Loan Fund, Series 2015-38X, Class SUB(g)	N/A(h)	07/15/30		1,415,000	749,950
Elevation CLO, Ltd., Series 2021-12A, Class E	3M US L + 7.27%	04/20/32		760,000	756,200

		Maturity	Principal
Description	Rate	Date(a)	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Galaxy XIX CLO, Ltd., Series 2017-19A, Class D1R(e)	3M US L + 6.53%	07/24/30	$735,000	$731,325
Gallatin CLO IX, Ltd., Series 2018-1A, Class E	3M US L + 5.47%	01/21/28	805,000	804,437
KKR CLO 10, Ltd., Series 2017-10, Class ER(e)	3M US L + 6.50%	09/15/29	505,000	503,283
KVK CLO, Ltd., Series 2013-1A, Class ER	3M US L + 5.94%	01/14/28	500,000	499,800
LCM XXV, Ltd., Series 2017-25X, Class INC(g)	N/A(h)	07/20/30	250,000	80,000
MAN GLG US CLO, Ltd., Series 2021-1A, Class D	3M US L + 7.39%	07/15/34	521,000	500,681
Oaktree CLO, Ltd., Series 2019-1A, Class E	3M US L + 6.80%	04/22/30	537,000	500,860
Oaktree CLO, Ltd., Series 2019-3A, Class E(e)	3M US L + 6.77%	07/20/31	888,000	859,229
Ocean Trails CLO IX, Series 2020-9A, Class E	3M US L + 6.80%	10/15/29	498,000	500,042
OCP CLO 2019-16, Ltd.(g)	N/A(h)	01/20/32	602,000	487,620
OCP CLO, Ltd., Series 2017-6A, Class DR(e)	3M US L + 6.52%	10/17/30	1,275,000	1,269,008
OZLM Funding IV, Ltd., Series 2017-4A, Class D1R	3M US L + 6.30%	10/22/30	522,000	499,919
OZLM XI, Ltd., Series 2017-11A, Class DR	3M US L + 7.00%	10/30/30	518,000	501,372
OZLM XII, Ltd., Series 2015-12A, Class D	3M US L + 5.40%	04/30/27	562,000	559,190
OZLM XIV, Ltd., Series 2021-14A, Class DRR	3M US L + 7.01%	07/15/34	521,000	500,108
OZLM XX, Ltd., Series 2018-20A, Class D(e)	3M US L + 5.80%	04/20/31	1,005,000	935,856
Race Point VIII CLO, Ltd., Series 2017-8A, Class ER(e)	3M US L + 6.85%	02/20/30	640,000	620,992
Rockford Tower CLO, Ltd., Series 2019-1A, Class SUB(g)	N/A(h)	04/20/34	917,000	746,163
Romark CLO II, Ltd., Series 2018-2A, Class D(e)	3M US L + 6.25%	07/25/31	531,000	507,264
RR 2, Ltd., Series 2017-2A, Class SUB(g)	N/A(h)	10/15/17	1,176,000	988,428
Shackleton CLO, Ltd., Series 2017-8A, Class ER	3M US L + 5.34%	10/20/27	1,000,000	955,600
Signal Peak CLO 6, Ltd., Series 2018-6A, Class SUB(g)	N/A(h)	07/28/31	1,000,000	630,000
Sound Point CLO III-R, Ltd., Series 2018-2RA, Class E	3M US L + 6.00%	04/15/29	1,500,000	1,327,650
Sound Point CLO XVII, Series 2017-3A, Class D(e)	3M US L + 6.50%	10/20/30	858,000	826,511
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(i)	3M US L + 0.90%	11/05/35	529,000	141,508
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1	3M US L + 0.80%	02/05/36	706,000	254,160
Wind River CLO, Ltd., Series 2016-1X, Class ER	3M US L + 5.55%	07/15/28	750,000	750,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,337,178)				$23,996,488

			Shares	Value
PREFERRED STOCKS (0.61%)(b)(j)
New York Mortgage Trust, Inc., Series D			8,071	$205,003
New York Mortgage Trust, Inc., Series E			17,808	451,433

TOTAL PREFERRED STOCKS (Cost $482,862)				$656,436

	7-Day
	Yield	Shares	Value
MONEY MARKET FUNDS (11.92%)
BlackRock Liquidity Funds T-Fund	0.01%	10,491,102	$10,491,102
BNY Mellon U.S. Treasury Fund, Institutional Class	0.01%	2,440,554	2,440,554

TOTAL MONEY MARKET FUNDS (Cost $12,931,656)			$12,931,656

			Value
TOTAL INVESTMENTS (124.99%) (Cost $128,497,308)			$135,589,124

Liabilities in Excess of Other Assets (-24.99%)(k)			(27,109,794)
NET ASSETS (100.00%)			$108,479,330

Percentages above are stated as a percentage of net assets as of July 31, 2021

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
EURIBOR - Euro Interbank Offered Rate
SONIA IR - Sterling Over Night Index Average
BOBL - German Federal Government Bond
GILT - United Kingdom Federal Government Bond
BBSW - Bank Bill Swap Rate
T-BILL - U.S. Treasury Bill
SOFR - Secured Overnight Financing Rate

Reference Rates:
3M GBP L - 3 Month GBP LIBOR as of July 31, 2021 was 0.07%
1M EUR L - 1 Month EURIBOR as of July 31, 2021 was (0.56)%
3M EUR L - 3 Month EURIBOR as of July 31, 2021 was (0.54)%
1M US L - 1 Month USD LIBOR as of July 31, 2021 was 0.09%
3M US L - 3 Month USD LIBOR as of July 31, 2021 was 0.12%
3M T-Bill - 3 Month Treasury Bill as of July 31, 2021 was 0.06%
1M SONIA IR - 1 Month SONIA as of July 31, 2021 was 0.05%
3M SONIA IR - 3 Month SONIA as of July 31, 2021 was 0.05%
1M BBSW - 1 Month BBSW as of July 31, 2021 was 0.02%
30D US SOFR - 30 Day US SOFR as of July 31, 2021 was 0.01%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Interest only security.
(d)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of July 31, 2021, the aggregate market value of those securities was $68,449,358, representing 63.10% of net assets.
(e)	On July 31, 2021, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $50,495,898.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which was in effect at July 31, 2021.
(g)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(i)	Security was in default as of July 31, 2021 and is therefore non-income producing.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
2-YEAR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Long	8	September 2021	$1,765,250	$(678)
5-YEAR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Short	350	September 2021	(43,555,859)	(199,244)
AUD/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	23	September 2021	(1,687,280)	71,906
EUR/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	55	September 2021	(8,157,875)	229,296
EURO BOBL FUTURES	Wells Fargo Securities, LLC	Short	15	September 2021	(2,408,570)	(6,534)
GBP/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	128	September 2021	(11,114,400)	221,926
LONG GILT FUTURES	Wells Fargo Securities, LLC	Short	1	September 2021	(180,409)	(440)
US 10-YR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Short	7	September 2021	(941,172)	(1,750)
					$(66,280,315)	$314,482

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2021(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
The Markit CDX High Yield Series 33 Index Tranche 15-25	Morgan Stanley	5.00%	USD	6/20/24	2.18%	5,000,000	$(195,507)	$125,000	$(70,507)
							$(195,507)	$125,000	$(70,507)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

JULY 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

Institutional Class (“Class I”) Shares (which are not subject to any sales load or asset-based distribution fee) as well as a Retail Class (“Class A-2”) Shares (which are subject to a front-end sales charge and a combined asset-based distribution and shareholder servicing fee) of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. As of July 31, 2021, only the Class I and Class A-2 Shares are being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser and the Administrator (defined below). The Fund’s valuation committee (the “Valuation Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the day-to-day responsibility for overseeing the implementation of the Fund’s valuation policies and procedures and fair value determinations (subject to review and ratification by the Board).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. NAV per share is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Shares outstanding at each day's end .

NOTE 3. PORTFOLIO VALUATION:

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 —	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2 —	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3 —	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, 1WS may fair value certain investments using internal manager marks. As of July 31, 2021, two investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of July 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$36,849,405	$–	$36,849,405
Commercial Mortgage-Backed Securities	–	15,036,667	–	15,036,667
Asset-Backed Securities	–	36,205,214	9,913,258	46,118,472
Collateralized Loan Obligations	–	20,314,327	3,682,161	23,996,488
Preferred Stocks	656,436	–	–	656,436
Money Market Funds	12,931,656	–	–	12,931,656
Total	$13,588,092	$108,405,613	$13,595,419	$135,589,124
Derivative Instruments
Assets:
Future Contracts	$523,128	$–	$–	$523,128
Liabilities:
Credit Default Swap Contracts	$–	(70,507)	–	(70,507)
Future Contracts	(208,646)	–	–	(208,646)
Total	$314,482	$(70,507)	$–	$243,975

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended July 31, 2021 of the Fund’s Level 3 portfolio investments:

1WS Credit Income Fund	Asset-Backed Securities	Collateralized Loan Obligations	Total
Balance as of October 31, 2020	$2,018,243	$-	$2,018,243
Accrued discount/ premium	(465,001)	(59,887)	(490,704)
Realized Gain/(Loss)	-	(43,729)	-
Change in Unrealized Appreciation/(Depreciation)	(701,644)	130,833	(671,554)
Purchases	9,061,867	2,927,824	11,989,691
Sales Proceeds	(207)	(159,810)	(207)
Transfer into Level 3	-	886,930	749,950
Transfer out of Level 3	-	-	-
Balance as of July 31, 2021	$9,913,258	$3,682,161	$13,595,419

Net change in unrealized appreciation /(depreciation) attributable to Level 3 investments held at July 31, 2021	$(599,645)	$118,858	$(480,787)

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset-Backed Securities	$8,991,754	Broker pricing	Indicative quotes	$92-$97,082(1)
Asset-Backed Securities	$921,504	Discounted cash flow	Loss severity analysis	$10-$100(2)
Collateralized Loan Obligations	$3,682,161	Broker pricing	Indicative quotes	$32-$810

(1)	Input is based on the total market value of the outstanding loan, of which the Fund owns between 0 - 10%.
(2)	Input is based on a 0% - 95% loss severity analysis.